Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (Loss)/Income	$ (173,188)	$ (46,190)	$ (91,015)	$ (120,116)	$ (182,678)
Adjustments to reconcile net loss to net cash flows (used in) provided by operating activities:
Depreciation and amortization	13,934	23,116	40,041	60,359	81,508
Stock compensation expense	543	799	1,329	2,275	2,761
Unrealized loss on investments, net	53	4,048	6,145	(5,408)	13,715
Realized gain on investments		(7,230)	(8,032)
Deferred income taxes	(7,576)	493	(242)	(9,304)	(52,221)
Amortization of deferred credits	(4,126)	(573)	(1,067)	1,535	(852)
Amortization of debt discount and issuance costs and accretion of interest into long-term debt	3,514	5,408	8,334	6,324	9,681
Asset impairment	111,838	43,043	73,709	54,343	171,824
Loss/(Gain) on sale of assets	54,397	150	682	(7,162)	(4,723)
(Gain) on extinguishment of debt		(2,954)	(2,954)	1,505	397
(Gain) on debt forgiveness	(4,500)	(10,500)	(10,500)
Other	4,081	2,362	4,277	2,236	867
Changes in assets and liabilities:
Receivables	(12,358)	3,603	2,990	(4,275)	(811)
Expendable parts and supplies	(4,255)	(229)	(1,334)	(2,530)	(2,882)
Prepaid expenses and other operating assets and liabilities	714	2,691	4,126	(769)	(679)
Accounts payable	(16,124)	(1,007)	13,742	496	(2,772)
Deferred heavy maintenance, net			(1,637)	(1,382)	(8,066)
Deferred revenue	4,951	(10,552)	(11,068)	(3,020)	(10,432)
Accrued expenses and other liabilities	(5,910)	2,219	7,281	(3,938)	(3,175)
Operating lease right-of-use assets and liabilities	61	(309)	(563)	4,740	1,900
Net cash (used in) provided by operating activities	(33,951)	8,388	34,244	(24,091)	13,362
Cash flows from investing activities:
Capital expenditures	(4,307)	(13,192)	(20,313)	(36,641)	(40,814)
Proceeds from (purchases of) investments in equity securities, net			9,617		(200)
Proceeds from sale of aircraft and engines	182,121	107,735	158,334	178,644	50,000
Investment transaction costs		(380)	(380)
Receipt (payment) of equipment and other deposits			1,530	282	(7,621)
Refund of equipment and other deposits	155	341
Net cash provided by investing activities	177,969	94,504	148,788	142,285	1,365
Cash flows from financing activities:
Proceeds from long-term debt		86,855	86,855	60,878	39,811
Principal payments on long-term debt and finance leases	(105,488)	(203,431)	(286,299)	(203,029)	(114,910)
Payments of debt and warrant issuance costs				(917)	(2,414)
Proceeds from issuance of common stock under ESPP			30	284	399
Debt prepayment costs		(922)	(922)
Proceeds from issuance of ESPP		48
Payment of tax withholding for RSUs	(1)	(1)	(138)	(363)	(455)
Net cash used in financing activities	(105,489)	(117,451)	(200,474)	(143,147)	(77,569)
Net change in cash, cash equivalents and restricted cash	38,529	(14,559)	(17,442)	(24,953)	(62,842)
Cash, cash equivalents and restricted cash at beginning of period	18,630	36,072	36,072	61,025	123,867
Cash, cash equivalents and restricted cash at end of period	57,159	21,513	18,630	36,072	61,025
Supplemental cash flow information
Cash paid for interest	8,777	16,388	31,492	38,410	24,895
Cash paid for income taxes , net				419	487
Operating lease payments in operating cash flows	1,417	2,858	4,585	9,476	36,262
Supplemental non-cash operating activities
Right-of-use assets obtained in exchange for lease liabilities	2,097	419	419	2,919	6,286
Supplemental non-cash financing activities
Principal payments in exchange for transfer of aircraft	73,362
Finance lease obtained in exchange for lease liability				65,481
Principal payments in exchange for transfer of equity investment		12,610	12,610
Principal forgiven	$ 4,500	$ 10,500	$ 10,500
Acquisition of finance leases					15,122
Investments in warrants to purchase common stock					3,260
Accrued capital expenditures				$ 196	$ 1,121